Direct Contracting - Schedule of Performance Guarantees (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Direct Contracting [Abstract]
Direct Contracting performance year receivable	$ 220,738		$ 220,738		$ 0
Direct Contracting, performance year obligation	244,599		244,599		$ 0
Amortization of the Direct Contracting performance year receivable	(223,309)		(441,476)
Amortization of the Direct Contracting performance year obligation	223,309		441,476
Direct Contracting revenue	$ 222,647	$ 0	$ 439,020	$ 0